Credit Facilities, Long-Term Debt and Lease Liabilities - Amounts Outstanding (Details) $ in Millions, $ in Millions, $ in Millions	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 AUD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 AUD ($)	Nov. 15, 2022 CAD ($)
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 3,466			$ 3,653
Less: current portion of long-term debt	(526)			(170)
Less: current portion of lease liabilities	(6)			(8)
Total current long-term debt and lease liabilities	(532)			(178)
Total non-current credit facilities, long-term debt and lease liabilities	2,934			3,475
Within one year
Disclosure of detailed information about borrowings [line items]
Lease incentive	12
TAPC Holdings LP bond (Poplar Creek) | Interest rate risk
Disclosure of detailed information about borrowings [line items]
Notional amount	86			95
Committed syndicated bank facility
Disclosure of detailed information about borrowings [line items]
Carrying value	0			32
Notional amount	0			33
Term Facility
Disclosure of detailed information about borrowings [line items]
Carrying value	397			396
Notional amount	400			400
7.3% Medium term notes
Disclosure of detailed information about borrowings [line items]
Carrying value	110			110
Notional amount	110			110
6.9% Medium term notes
Disclosure of detailed information about borrowings [line items]
Carrying value	141			141
Notional amount	141			141
7.8% Senior notes | USD
Disclosure of detailed information about borrowings [line items]
Carrying value	520			533
Notional amount	528			542
6.5% Senior notes | USD
Disclosure of detailed information about borrowings [line items]
Carrying value	391			401
Notional amount	$ 396			407
4.5% Senior notes
Disclosure of detailed information about borrowings [line items]
Carrying value							$ 400
Interest	4.50%	4.50%	4.50%
Melancthon Wolfe Wind LP bond
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 168			202
Notional amount	169			203
New Richmond Wind LP bond
Disclosure of detailed information about borrowings [line items]
Carrying value	103			112
Notional amount	104			113
Kent Hills Wind LP bond
Disclosure of detailed information about borrowings [line items]
Carrying value	193			206
Notional amount	$ 196			209
Interest	4.50%	4.50%	4.50%
Windrise Wind LP bond
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 164			170
Notional amount	167			173
Pingston bond
Disclosure of detailed information about borrowings [line items]
Carrying value	39			45
Notional amount	39			45
TAPC Holdings LP bond (Poplar Creek)
Disclosure of detailed information about borrowings [line items]
Carrying value	85			94
Notional amount				95
TEC Hedland PTY Ltd bond(5) | AUD
Disclosure of detailed information about borrowings [line items]
Carrying value	691			711
Notional amount	699			720
TransAlta OCP LP bond
Disclosure of detailed information about borrowings [line items]
Carrying value	217			241
Notional amount	218			242
Big Level & Antrim | USD
Disclosure of detailed information about borrowings [line items]
Carrying value	91			102
Notional amount	97	$ 73		108	$ 79
Lakeswind | USD
Disclosure of detailed information about borrowings [line items]
Carrying value	10			15
Notional amount	10	8		15	11
North Carolina Solar | USD
Disclosure of detailed information about borrowings [line items]
Carrying value	3			6
Notional amount	3	2		6	5
Other
Disclosure of detailed information about borrowings [line items]
Carrying value	0			1
Notional amount	0			1
Total long-term debt
Disclosure of detailed information about borrowings [line items]
Carrying value	3,323			3,518
Notional amount	3,363			3,563
Lease liabilities
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 143			$ 135
Senior notes | USD
Disclosure of detailed information about borrowings [line items]
Notional amount		$ 700			$ 700
South Hedland Bond | AUD
Disclosure of detailed information about borrowings [line items]
Carrying value			$ 773			$ 786
Weighted average | Committed syndicated bank facility
Disclosure of detailed information about borrowings [line items]
Interest	0.00%	0.00%	0.00%	4.70%	4.70%	4.70%
Weighted average | Term Facility
Disclosure of detailed information about borrowings [line items]
Interest	7.40%	7.40%	7.40%	6.50%	6.50%	6.50%
Weighted average | 7.3% Medium term notes
Disclosure of detailed information about borrowings [line items]
Interest	7.30%	7.30%	7.30%	7.30%	7.30%	7.30%
Weighted average | 6.9% Medium term notes
Disclosure of detailed information about borrowings [line items]
Interest	6.90%	6.90%	6.90%	6.90%	6.90%	6.90%
Weighted average | 7.8% Senior notes | USD
Disclosure of detailed information about borrowings [line items]
Interest	7.80%	7.80%	7.80%	7.80%	7.80%	7.80%
Weighted average | 6.5% Senior notes | USD
Disclosure of detailed information about borrowings [line items]
Interest	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%
Weighted average | Melancthon Wolfe Wind LP bond
Disclosure of detailed information about borrowings [line items]
Interest	3.80%	3.80%	3.80%	3.80%	3.80%	3.80%
Weighted average | New Richmond Wind LP bond
Disclosure of detailed information about borrowings [line items]
Interest	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%
Weighted average | Kent Hills Wind LP bond
Disclosure of detailed information about borrowings [line items]
Interest				4.50%	4.50%	4.50%
Weighted average | Windrise Wind LP bond
Disclosure of detailed information about borrowings [line items]
Interest	3.40%	3.40%	3.40%	3.40%	3.40%	3.40%
Weighted average | Pingston bond
Disclosure of detailed information about borrowings [line items]
Interest	6.20%	6.20%	6.20%	3.00%	3.00%	3.00%
Weighted average | TAPC Holdings LP bond (Poplar Creek)
Disclosure of detailed information about borrowings [line items]
Interest	9.40%	9.40%	9.40%	8.90%	8.90%	8.90%
Weighted average | TEC Hedland PTY Ltd bond(5) | AUD
Disclosure of detailed information about borrowings [line items]
Interest	4.10%	4.10%	4.10%	4.10%	4.10%	4.10%
Weighted average | TransAlta OCP LP bond
Disclosure of detailed information about borrowings [line items]
Interest	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%
Weighted average | Big Level & Antrim | USD
Disclosure of detailed information about borrowings [line items]
Interest	6.60%	6.60%	6.60%	6.60%	6.60%	6.60%
Weighted average | Lakeswind | USD
Disclosure of detailed information about borrowings [line items]
Interest	10.50%	10.50%	10.50%	10.50%	10.50%	10.50%
Weighted average | North Carolina Solar | USD
Disclosure of detailed information about borrowings [line items]
Interest	7.30%	7.30%	7.30%	7.30%	7.30%	7.30%
Weighted average | Other
Disclosure of detailed information about borrowings [line items]
Interest	0.00%	0.00%	0.00%	5.90%	5.90%	5.90%
Borrowings effective interest rate	598.00%	598.00%	598.00%